Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Gain (loss) for the year	$ 7,156,005	$ 11,441,233	$ 8,669,385
Adjustments:
Depreciation and amortization	107,229	124,287	139,896
Financing costs	31,111,064	11,766,726	9,799,558
Income tax expense	4,980,622	2,236,507	8,756,703
Working capital adjustments:
Increase (decrease) in accounts payable and accrued expenses	4,963,720	(1,558,595)	619,206
Income tax paid	(4,639,456)	(324,624)	(1,392,680)
Cash flows from investing activities:
Purchases of property and equipment	(126,476)	(88,487)	(97,687)
Restricted cash equivalent	571,787	620,450	3,812,470
Net cash used in investing activities	(23,200,222)	(36,483,936)	(66,861,963)
Cash flows from financing activities:
Long-term debt borrowing	205,676,643	44,217,867	78,626,400
Repayment of long-term debt	(152,482,361)	(13,335,183)	(11,860,052)
Cash paid for raising debt	(814,661)	(41,550)	(1,070,987)
Net cash provided by financing activities	25,977,456	14,804,304	59,264,058
Net increase (decrease) in cash and cash equivalents	20,254,251	(2,372,241)	1,901,550
Cash and cash equivalents at the beginning of year	14,988,112	17,360,353	15,458,803
Cash and cash equivalents at the end of year	35,242,363	14,988,112	17,360,353
Parent [member]
Cash flows from operating activities:
Gain (loss) for the year	6,494,409	(1,097,107)	(1,575,702)
Adjustments:
Depreciation and amortization	17,627	12,607	11,133
Financing costs	718,844	1,226,265	584,487
Interest income from subsidiaries and affiliated companies	694,628	632,490	626,047
Income tax expense	2,745,090
Working capital adjustments:
Decrease in other current assets:	11,860	21,149	481,608
Increase (decrease) in accounts payable and accrued expenses	4,812,824	(118,149)	392,249
Increase in due to subsidiaries and affiliated companies	104,935
Income tax paid	(2,745,090)
Net cash generated by operating activities	12,855,127	677,255	519,822
Cash flows from investing activities:
Increase in equity investment in subsidiaries	(1,569,077)	(2,822,487)	(11,735,281)
Purchases of property and equipment		(25,100)	(63,034)
Increase in loans to subsidiaries and affiliated companies	(1,102,134)	(800,973)	(4,228,344)
Restricted cash equivalent	1,205,162	594,838	3,884,868
Net cash used in investing activities	(1,466,049)	(3,053,722)	(12,141,791)
Cash flows from financing activities:
Long-term debt borrowing			15,000,000
Repayment of long-term debt	(14,998,275)
Increase in loans from subsidiaries and affiliated companies	2,355,000
Cash paid for raising debt		(5,175)	(196,785)
Interest paid	(780,798)	(1,102,499)	(446,063)
Net cash provided by financing activities	(13,424,073)	(1,107,674)	14,357,152
Net increase (decrease) in cash and cash equivalents	(2,034,995)	(3,484,141)	2,735,183
Cash and cash equivalents at the beginning of year	2,823,003	6,307,144	3,571,961
Cash and cash equivalents at the end of year	$ 788,008	$ 2,823,003	$ 6,307,144